Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Institutional)	Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Institutional Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103